Purchase Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Purchase Obligations
Schedule of Other Financial Commitments

€ millions	2025	2024
Contractual obligations for acquisition of property, plant, and equipment and intangible assets	344	270
Other purchase obligations	8,300	9,322
Purchase obligations	8,644	9,592

Schedule of Maturities of Other Financial Commitments

12/31/2025
€ millions	Purchase Obligations
Due 2026	2,574
Due 2027 to 2030	5,928
Due thereafter	142
Total	8,644